787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

September 21, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Bernstein Fund, Inc.

Registration Statement on Form N-1A

Securities Act File No. (not yet assigned)

Investment Company Act File No. (unknown)

Ladies and Gentlemen:

On behalf of Bernstein Fund, Inc. (the “Fund”), we hereby transmit for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933 and the Investment Company Act of 1940, an initial Registration Statement on Form N-1A.

The Registration Statement is being filed as an initial registration for a new registrant and includes three series (each, a “Portfolio”):

1. International Strategic Equities Portfolio

2. International Small Cap Portfolio

3. Small Cap Core Portfolio

As a new registrant, the Fund separately filed a Form N-8A Notification of Registration immediately prior to the filing of this Registration Statement.

If you have any questions or comments, please call me at (212) 728-8992.

Very truly yours,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

cc:	Nancy E. Hay, AllianceBernstein L.P.

P. Jay Spinola, Willkie Farr & Gallagher LLP

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME     FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh